Intangible assets, net - Schedule of Finite Lived Intangible Assets Future Amortization Expense (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 20,857
2024	17,707
2025	13,860
2026	6,600
2027	5,346
2028 and thereafter	13,248
Total	$ 77,618